Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	1 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	52.00%
Expected term (in years)	10 years	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate	2.70%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		56.00%	34.00%
Expected term (in years)		6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate		3.60%	1.20%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		32.00%	32.00%
Risk-free interest rate		1.50%	99.00%